Loans	12 Months Ended
Jul. 31, 2021
Loans
Loans

5. Loans

(a) Short-terms loans

On December 3, 2019, January 27, 2020 and February 20, 2020 and the Company received three unsecured loans from a third party in the amounts of US$100,000, US$50,000 and US$50,000,. The loans all bore interest at 2.5% annually and were all repayable on or before March 26, 2020, after which the interest rate increased to 15% annually, however, the loan holder had deferred the increased interest to November 20, 2020.

On April 30, 2020 and May 20, 2020, the Company received two loans from other third parties in the total amount of US$20,000. These loans all bore interest at 10% annually were repayable on or before December 31, 2020.

During the year ended July 31, 2021, the Company received seven unsecured loans from directors and an officer in the total amount of $27,469 .. The loans all bore interest at 2.5% annually and were repayable on or before July 31, 2021.

During March 2021, all the above mentioned short-term loans and accrued interest were repaid.

Total interest expense in respect to all short-term loans for year ended July 31, 2021 is $5,429 (for the year ended July 31, 2020 and 2019: $27,650 and nil, respectively).

(b) Government grants

On April 24, 2020, the Company received a $32,560 (CAD$40,000) loan from the Canada Emergency Business Account (“CEBA Loan”). The CEBA Loan bears 0% interest until December 31, 2022. If the balance is not paid by December 31, 2022, the remaining balance will be converted to a 3-year term loan at 5% annual interest, paid monthly, effective January 1, 2023. The full balance must be repaid by no later than December 31, 2025. No principal payments required until December 31, 2022. Principal repayments can be voluntarily made at any time without fees or penalties. $8,140 loan forgiveness is available, provided the carrying value of $25,986 at December 31, 2020, and $24,420 is paid back between January 1, 2021 and December 31, 2022. The loan was recognized at the fair value based on an estimated market interest rate of 15%.

For the year ended July 31, 2021, the Company recorded an interest expense of $3,650, being the interest accretion on the CEBA Loan.

On May 1, 2020 the Company received $127,030 as a loan from the Paycheck Protection Program in the United States (the “Program”) The terms of the Program provide that a portion of the loan may be forgiven, to the extent that the amounts spent during the eight week period following the first disbursement of the loan are incurred as follows: (i) payroll costs, (ii) interest payments on mortgages incurred before February 15, 2020, (iii) rent payments on leases in effect before February 15, 2020, and (iv) utility payments for which service began before February 15, 2020 (“Program Expenses”). The unforgiven part of the loan must be repaid within two years and bears interest at 1% per annum. The Company used the entire proceeds to pay program expenses and subsequent to the year end, in August 2021, the loan was forgiven and amounts were set off against the related general and administrative expenses in the consolidated statements of operations and comprehensive loss.

For the year ended July 31, 2021, the Company recorded an interest expense of $3,300, being the interest accretion on the program.

BriaCell Therapeutics Corp

Notes to the Consolidated Financial Statements

For the Years Ended July 31, 2021 and 2020

(Expressed in US Dollars)

5. Loans (continued)

(c) 2020 Convertible Loan

On November 16, 2020, the Company closed a brokered private placement of an unsecured convertible debenture unit of the Company (the “Debenture Unit”) to a single subscriber, purchased at a price of $305,250, less an original discount of approximately 29.33%, for aggregate gross proceeds of $215,710.

The Debenture Unit was comprised of (A) $305,250 principal amount (“Principal Amount”) of a 5.0% convertible unsecured debenture of the Company (the “Debenture”), due on the earlier of (i) 5 years from the issue date; (ii) the Company receiving $1,628,000 or more by way of private placement or public offering; or (iii) such earlier date as the principal amount hereof may become due, subject to extension upon mutual agreement of the Company and the holder of the Debenture; and (B) 69,188 common share purchase warrants of the Company (“Debenture Warrants”).

The Debenture was convertible, at the option of the holder thereof, from the period beginning on May 16, 2021, until the repayment of the Debenture in full, into that number of Shares of the Company (“Shares”) computed on the basis of the principal amount of the Debenture divided by the conversion price of $4.41 per Common Share (the “Conversion Price”).Each Debenture Warrant entitles the holder thereof to purchase one Common Share of the Company (each a “Warrant Share”) for a period of five (5) years from the Closing Date at a price of $4.41 per Warrant Share, subject to adjustment as set forth in the Warrants. Each Warrant may also be exercised by presentation and surrender of the Warrant to the Company with a written notice of the Subscriber’s intention to effect a cashless exercise.

The Debenture bore interest at a rate of 5.0% per annum and the Debenture may be prepaid in full or in part by the Company during the initial 120-day period after issuance of the Debenture without penalty.

In consideration for the services rendered by ThinkEquity, a division of Fordham Financial Management, Inc. (the “Broker”), the Broker received a cash commission of $21,571. As additional consideration, the Company also issued to the Broker 4,890 non-transferable compensation warrants (the “Compensation Warrants”). Each Compensation Warrant is exercisable to acquire one Common Share at an exercise price of $4.41 at any time in whole or in part for a period of five (5) years from the Closing Date.

The Debentures’ proceeds of $191,461 (net of expenses) received were separated into the liability component of $118,769, equity component of $28,712, and warrants and broker warrants with a value of $28,712 and $15,268, respectively. The liability is carried at amortized cost using the effective interest rate method with an effective interest rate of 19.97% per annum. Transaction costs of $129,057 were paid in relation with the Debentures. The fair value of the warrants and the broker warrants issued with the Debentures was valued using the Black-Scholes option pricing model based on the following assumptions: volatility of 100% using the historical prices of the Company, risk-free interest rate of 0.49%, expected life of 5 years and share price of $4.25. During the year ended July 31, 2021, the Company recorded interest of $2,467 and $5,520, respectively, and accretion expenses of $7,385 and $16,521, respectively, which were recorded as finance expense in the consolidated statements of operations and comprehensive profit (loss).

On March 1, 2021, the Debenture was repaid and the Company a recorded charge in the consolidated statements of operations and comprehensive loss of $175,903 on the extinguishment of the Debenture.

BriaCell Therapeutics Corp

Notes to the Consolidated Financial Statements

For the Years Ended July 31, 2021 and 2020

(Expressed in US Dollars)

5. Loans (continued)

(d) 2018 Convertible Note

On March 16, 2018, concurrent with the non-brokered unit offering, the Company completed a non-brokered private placement for the purchase of 5.0% unsecured convertible notes (each, a “Convertible Note”) in the principal amount of $885,000. Under the terms of securities purchase agreements between the Company and the purchasers of Convertible Notes (the “Noteholders”), each Convertible Note is convertible, at the option of the holder, into (i) common shares of BriaCell for so long as the Convertible Note is outstanding, at a fixed conversion price of $24.42 per common share, for a period of nine months from the date of issuance, which may be extended by the applicable holder and (ii) for each common share issued as a result of conversion, one warrant. The warrants are valid for 36 months from their issuance date and each warrant is exercisable for one common share at an exercise price of $34.19. On April 23, 2019, the Company revised the exercise price of these warrants from $34.19 to $29.30.

The original repayment date of the Convertible Notes was September 16, 2018. On September 17, 2018, the Company and the Noteholders agreed to extend the repayment date of the Convertible Notes to March 20, 2019 and on March 8, 2019, the Company and the Noteholders agreed to extend the repayment date of the Convertible Notes, to September 7, 2019.

During the year ended July 31, 2018, the Noteholders converted $86,970 of Convertible Notes into 3,561 shares and 3,561 warrants.

During the year ended July 31, 2019, $549,161 of Convertible Notes were converted and as such, the Company issued 22,488 shares and 22,488 warrants on conversion (see note 7(b)(i)).

On September 10, 2019, the Company repaid the balance of the Convertible Notes in the total amount of $362,819.

BriaCell Therapeutics Corp

Notes to the Consolidated Financial Statements

For the Years Ended July 31, 2021 and 2020

(Expressed in US Dollars)